NON-WHOLLY OWNED SUBSIDIARIES	12 Months Ended
Dec. 31, 2022
Interests In Other Entities [Abstract]
NON-WHOLLY OWNED SUBSIDIARIES	NON-WHOLLY OWNED SUBSIDIARIESThe following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2022
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$264	$4,821	$690	$2,864	$298	$1,233
Brazilian regulated gas transmission operation	737	3,362	486	3,034	460	119
Colombian natural gas distribution operation	209	989	155	535	442	66
North American residential infrastructure business(2)	405	5,096	483	3,222	1,322	474
Indian gas transmission operation	146	1,718	308	949	590	17
U.K. residential infrastructure business(2)	26	111	20	5	95	17
European residential infrastructure business(2)	43	190	17	71	128	17
Transport
North American rail operation	675	9,630	544	4,856	4,422	483
U.K. port operation	106	1,112	67	833	129	189
Australian port operation	237	531	112	284	265	107
Peruvian toll roads	127	1,202	10	616	584	119
Indian toll roads(3)	717	—	478	—	164	75
Midstream
Canadian diversified midstream operation(2)	577	14,306	2,370	7,342	2,496	2,675
North American gas storage operation	539	1,515	564	452	633	405
Western Canadian natural gas gathering and processing operation	177	3,633	97	1,802	1,365	546
Data
North American data center operation	70	1,528	151	783	476	188
Australian data center operation	15	512	14	160	252	101
U.K. telecom towers operation	46	940	243	407	254	82
Indian telecom towers operation(2)	294	7,557	547	5,988	914	402
U.S. fiber business	7	9	4	—	9	3
Corporate
Holding LP and other	1,126	88	761	3,483	22	(3,052)
Total	$6,543	$58,850	$8,121	$37,686	$15,320	$4,266

	As of December 31, 2021
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Operating Subsidiaries	Partnership Capital(1)
Utilities
U.K. regulated distribution operation	$249	$4,961	$316	$3,285	$314	$1,295
Brazilian regulated gas transmission operation	668	3,115	1,278	2,028	389	88
Colombian natural gas distribution operation	219	1,061	162	522	512	84
Brazilian electricity transmission operation(2),(4)	104	1,457	30	902	436	193
North American residential infrastructure business	269	4,583	466	2,660	1,215	511
Indian gas transmission operation	154	2,015	287	1,191	644	47
U.K. residential infrastructure business	5	151	34	5	99	18
European residential infrastructure business	24	213	10	78	132	17
Transport
North American rail operation	564	9,561	564	4,930	4,173	458
U.K. port operation	55	1,154	40	779	159	231
Australian port operation	262	581	223	180	316	124
Peruvian toll roads	98	1,132	17	561	541	111
Indian toll roads(3)	70	732	166	364	189	83
Midstream
Canadian diversified midstream operation(2)	441	15,034	2,875	7,283	2,413	2,904
North American gas storage operation	258	1,479	227	662	525	323
Western Canadian natural gas gathering and processing operation	130	3,932	96	1,974	1,422	570
Data
North American data center operation	51	1,401	86	929	312	125
Australian data center operation	28	402	23	119	206	82
U.K. telecom towers operation	40	880	190	495	177	58
Indian telecom tower operation(2)	306	8,081	407	6,034	1,443	503
Corporate
Holding LP and other	746	101	889	2,470	41	(2,553)
Total	$4,741	$62,026	$8,386	$37,451	$15,658	$5,272

(1)Attributable to all equity holders other than non-controlling interests in operating subsidiaries.
(2)Refer to Note 7, Acquisition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited. The assets and liabilities have been classified as held for sale as at December 31, 2022. Refer to Note 6. Assets and Liabilities Classified as Held for Sale, for further details.
(4)Refer to Note 5 , Disposition of Businesses, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2022
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	$572	$19	$(20)	$75	$(78)
Brazilian regulated gas transmission operation	1,314	506	(2)	225	(1)
Colombian natural gas distribution operation	901	47	(23)	10	(4)
Brazilian electricity transmission operation(2)	224	67	29	21	22
North American residential infrastructure business	1,695	89	23	36	9
Indian gas transmission operation	337	51	(56)	14	(15)
U.K. residential infrastructure business(1)	84	(4)	(11)	(1)	(2)
European residential infrastructure business(1)	106	(15)	(7)	(2)	(1)
Transport
North American rail operation	2,253	196	202	23	21
U.K. port operation	272	6	(15)	8	(21)
Australian port operation	458	(27)	(21)	(10)	(8)
Peruvian toll roads	111	15	28	3	6
Indian toll roads(3)	143	1	(22)	4	(11)
Midstream
North American gas storage operation	246	64	43	45	38
Canadian diversified midstream operation(1)	3,150	115	(163)	160	(239)
Western Canadian natural gas gathering and processing operation	561	32	(37)	13	(15)
Data
North American data center operation	221	(75)	28	(30)	11
Australian data center operation	22	3	(9)	2	(4)
U.K. telecom towers operation	57	(5)	(18)	(2)	(5)
Indian telecom tower operation	1,398	(7)	(201)	2	(41)
U.S. fiber business	—	(4)	—	(1)	—
Corporate
Holding LP and other	6	(106)	—	(244)	300
Total	$14,131	$968	$(252)	$351	$(38)

	Year ended December 31, 2021
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	569	34	6	138	26
Brazilian regulated gas transmission operation	1,074	361	(87)	150	(31)
Colombian natural gas distribution operation	862	34	(101)	8	(24)
Brazilian electricity transmission operation(2)	90	22	(6)	10	(2)
Canadian district energy operation	72	9	35	3	8
U.S. district energy operation	74	2	—	—	—
North American residential infrastructure business	1,444	75	43	32	18
Indian gas transmission operation	342	35	(17)	13	(5)
U.K. residential infrastructure operation(1)	2	—	—	—	—
European residential infrastructure business(1)	89	(6)	(8)	(1)	(1)
Transport
North American rail operation	2,157	208	131	24	13
U.K. port operation	274	17	6	24	9
Australian port operation	412	(16)	(18)	(6)	(6)
Chilean toll roads	138	(40)	53	(8)	13
Peruvian toll roads	96	6	(57)	1	(11)
Indian toll roads	117	(25)	(6)	(9)	(3)
Midstream
North American gas storage operation	371	95	36	65	22
Canadian diversified midstream operation(1)	906	59	38	65	30
Western Canadian natural gas gathering and processing operation	551	62	52	25	21
Data
North American data center operation	249	(33)	13	(13)	5
Australian data center operation	23	3	(8)	1	(3)
U.K. telecom towers operation	59	(19)	(1)	(6)	—
Indian telecom tower operation	1,257	1	(80)	—	(16)
Corporate
Holding LP and other	5	742	—	450	194
Total	$11,233	$1,626	$24	$966	$257

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to unitholders
US$ MILLIONS	Revenue	Net Income (loss)	Other Comprehensive Income (loss)	Net Income (loss)	Other Comprehensive Income (loss)
Utilities
U.K. regulated distribution operation	488	11	42	46	167
Colombian regulated distribution operation	6	2	156	—	(6)
Brazilian regulated gas transmission operation	942	309	(399)	116	(152)
Colombian natural gas distribution operation	793	39	34	7	13
Brazilian electricity transmission operation(2)	40	9	(25)	4	(11)
Canadian district energy operation	127	5	115	2	39
U.S. district energy operation	137	(14)	58	(9)	38
North American residential infrastructure business	1,274	70	(32)	29	(14)
Indian gas transmission operation	268	(61)	(23)	(19)	(7)
Transport
Australian export terminal(4)	297	163	35	54	16
North American rail operation	1,974	86	(153)	11	(16)
U.K. port operation	235	22	16	31	22
Australian port operation	381	(29)	40	(10)	14
Chilean toll roads	116	(21)	(21)	(6)	2
Peruvian toll roads	81	7	(54)	1	(11)
Indian toll roads(3)	111	(24)	(4)	(8)	(2)
Midstream
North American gas storage operation	143	(10)	10	(7)	6
Western Canadian natural gas gathering and processing operation	501	29	(1)	12	(1)
Data
North American data center operation	273	(32)	(10)	(13)	(4)
Australian data center operation	24	4	12	1	5
U.K. telecom towers operation	51	(3)	5	(1)	2
Indian telecom tower operation	360	5	69	3	14
Corporate
Holding LP and other	9	(57)	—	(7)	250
Total	$8,631	$510	$(130)	$237	$364

(1)Refer to Note 7, Acquisition of Businesses, for further details.
(2)Refer to Note 5, Disposition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(4)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 13, Investment in Associates and Joint Ventures, for further details.
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2022			Year ended December 31, 2021
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$293	$(432)	$101	$273	$344	$(582)
Brazilian regulated gas transmission operation	783	(80)	(824)	768	(32)	(473)
Colombian natural gas distribution operation	154	(32)	(99)	91	(38)	(41)
Brazilian electricity transmission operation(2)	90	(58)	(120)	29	70	(24)
Canadian district energy operation(1)	—	—	—	30	(38)	7
U.S. district energy operation(1)	—	—	—	13	(34)	25
North American residential infrastructure business(5)	(116)	(352)	480	(79)	(107)	189
Indian gas transmission operation	132	5	(123)	187	(51)	(120)
U.K. residential infrastructure business(2)	(11)	(5)	16	—	1	—
European residential infrastructure business(2)	(14)	(30)	55	(6)	15	—
Transport
North American rail operation	515	(250)	(210)	511	(98)	(424)
U.K. port operation	31	(61)	42	66	(53)	(24)
Australian port operation	26	(44)	(3)	11	(21)	(18)
Chilean toll roads(1)	—	—	—	46	(172)	85
Peruvian toll roads	42	(19)	—	30	(27)	—
Indian toll roads(3)	51	(15)	(26)	(2)	3	5
Midstream
North American gas storage operation	61	(37)	(26)	196	(35)	(179)
Canadian diversified midstream operation(2)	568	(713)	144	198	(246)	108
Western Canadian natural gas gathering and processing operation	197	(68)	(153)	235	(91)	(135)
Data
North American data center operation	(5)	(300)	318	38	(25)	(15)
Australian data center operation	5	(131)	114	16	(105)	104
U.K. telecom towers operation	61	(170)	120	16	(15)	2
Indian telecom towers operation(2)	315	(243)	(28)	189	(416)	261
U.S. fiber business	(5)	(9)	17	—	—	—
Corporate
Holding LP and other	(174)	(291)	362	(171)	22	322
Total	$2,999	$(3,335)	$157	$2,685	$(1,149)	$(927)

	Cash Flow Activities
	Year ended December 31, 2020
US$ MILLIONS	Operating	Investing	Financing
Utilities
U.K. regulated distribution operation	$241	$(372)	$133
Colombian regulated distribution operation(1)	2	—	(2)
Brazilian regulated gas transmission operation	634	(34)	(588)
Colombian natural gas distribution operation	89	(35)	(55)
Brazilian electricity transmission operation	13	—	(14)
Canadian district energy operation(1)	42	(97)	55
U.S. district energy operation(1)	51	(50)	—
North American residential infrastructure business	(42)	(5)	45
Indian gas transmission operation	136	(14)	(117)
Transport
Australian export terminal(4)	68	(27)	(57)
North American rail operation	616	(24)	(606)
U.K. port operation	42	(25)	(11)
Australian port operation	28	(32)	26
Chilean toll roads(1)	49	(1)	(34)
Peruvian toll roads	18	(22)	—
Indian toll roads(3)	11	(18)	19
Midstream
North American gas storage operation	68	12	(53)
Western Canadian natural gas gathering and processing operation	156	(299)	114
Data
North American data center operation	77	(16)	(63)
Australian data center operation	7	(3)	(3)
U.K. telecom towers operation	27	(20)	(9)
Indian telecom tower operation	245	(3,451)	3,331
Corporate
Holding LP and other	(182)	(4)	89
Total	$2,396	$(4,537)	$2,200

(1)Refer to Note 5, Disposition of Businesses, for further details.
(2)Refer to Note 7, Acquisition of Businesses, for further details.
(3)Indian toll roads include our investments in BIF India Holdings Pte Ltd, Simhapuri Expressway Limited and Rayalseema Expressway Private Limited.
(4)On December 7, 2020, our partnership completed the partial sale of an effective 22% interest in our Australian export terminal. Upon partial disposition, the operation ceased to meet the definition of a non-wholly owned subsidiary. The balance in the tables above reflect the period up until the date of partial disposition. Refer to Note 5, Disposition of Businesses, and Note 13, Investment in Associates and Joint Ventures, for further details.
(5)Our partnership’s cash from operating activities include reduction to cash related to the impact of finance lease receivables signed at our North American residential energy infrastructure operation. The operation presents an outflow for the cost of inventory within the operating cash flows, and given the business has been securitized since 2019, the corresponding cash outflows are offset by increases in non-recourse borrowings under financing activities on the Consolidated Statements of Cash Flows.